Income taxes (Details 1) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Remeasurements of defined benefit liability Before tax	₩ 309,013	₩ 44,085	₩ 109,558
Remeasurements of defined benefit liability Tax (expense) benefit	(794)
Remeasurements of defined benefit liability Net of tax	₩ 308,219	₩ 44,085	₩ 109,558